EARNINGS PER SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 25, 2012	Sep. 04, 2012	Jun. 12, 2012	Mar. 20, 2012	Dec. 27, 2011	Sep. 06, 2011	Jun. 14, 2011	Mar. 22, 2011	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012		Dec. 27, 2011		Dec. 28, 2010
Earnings Per Share [Abstract]
Income (loss) from continuing operations	$ 7,840	$ (1,794)	$ 3,628	$ 4,899	$ 6,747	$ (921)	$ 1,097	$ 2,724	$ 8,000	$ 8,528	$ 14,573		$ 9,647		$ 8,757
Discontinued operations, net of income tax benefit										84	(819)		(674)		(27)
Net income (loss)	$ 7,564	$ (2,422)	$ 3,626	$ 4,986	$ 7,032	$ (1,836)	$ 1,034	$ 2,743	$ 8,000	$ 8,612	$ 13,754		$ 8,973		$ 8,730
Shares:
Weighted average number of common shares outstanding	23,795,000	20,826,000	17,995,000	17,995,000					23,794,667	17,994,667	20,432,579	[1]	17,994,667	[1]	17,994,667	[1]
Dilutive shares									202
Total Diluted Shares	23,795,000	20,826,000	17,995,000	17,995,000					23,794,869	17,994,667	20,432,579		17,994,667		17,994,667
Basic income per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.20	$ 0.27					$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ 0.00	$ 0.01	$ (0.04)
Basic income per share	$ 0.32	$ (0.12)	$ 0.20	$ 0.28					$ 0.34	$ 0.48	$ 0.67
Basic and diluted income (loss) per common share:
Continuing operations					$ 0.38	$ (0.05)	$ 0.06	$ 0.15			$ 0.71		$ 0.54		$ 0.49
Discontinued operations					$ 0.01	$ (0.05)					$ (0.04)		$ (0.04)		$ 0.00
Basic and diluted income (loss) per share					$ 0.39	$ (0.10)	$ 0.06	$ 0.15			$ 0.67		$ 0.50		$ 0.49
Diluted income per common share:
Continuing operations	$ 0.33	$ (0.09)	$ 0.20	$ 0.27					$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ (0.03)		$ 0.01					$ 0.00	$ 0.01	$ (0.04)
Diluted income per share	$ 0.32	$ (0.12)	$ 0.20	$ 0.28					$ 0.34	$ 0.48	$ 0.67

[1]	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).